LEASES - Cash paid for amounts included in the measurement of lease liabilities (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
LEASES
Operating cash payments for operating leases	¥ 47,385	$ 6,870	¥ 35,214	¥ 60,273